SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the VIEs are eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, revenue recognition, estimating the useful lives and impairment assessment of long-lived assets and goodwill, accounting for and impairment assessment of investments, impairment assessment of accounts receivable and loans receivables, accounting for deferred income taxes, accounting for share-based compensation arrangements and accounting for the Company’s financial instruments where the Company is the issuer. Changes in facts and circumstances may result in revised estimates. Given the global economic climate and unforeseen effects from COVID-19 pandemic, the process of estimation has become more challenging. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Fair value of financial instruments
(c)	Fair value of financial instruments

Available-for-sale investments are initially recognized at acquisition cost and subsequently remeasured at the end of each reporting period with the change in fair value recognized in accumulated other comprehensive income. Marketable equity securities, investments carried at fair value, certain other assets and share appreciation rights are measured at fair value with corresponding changes in the investments and liabilities’ fair values reflected in consolidated statements of operations. Convertible notes consist of 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes as defined in Note 6 of the consolidated financial statements. For the 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes, the liability component of the convertible notes was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest rate method. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of its convertible notes that are recognized in the consolidated financial statements.

Revenue recognition
(d)	Revenue recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Company expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes.
The Company evaluates revenue from services and sales of goods to determine if it controls such services and goods to be the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). The key indicators that the Company evaluates in determining gross versus net treatment include, but are not limited to, (i) which party is primarily responsible for fulfilling the promise to provide the specified good or service; (ii) which party bears inventory risks before the specified good or service has been transferred to a customer; and (iii) which party has discretion in establishing the price for the specified good or service.

Goodwill
(e)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisitions of interests in its subsidiary and consolidated VIEs. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding adjustment to goodwill. Upon conclusion of the measurement period, any adjustments are recorded in the consolidated statements of operations.
Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In testing goodwill for impairment, the Company evaluates whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment indicates that goodwill impairment is more likely than not, the Company applies a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.
No impairment of goodwill was recorded in the six months ended June 30, 2020 and 2021.

Leases
(f)	Leases

Leases are classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.

Finance lease assets are included in property and equipment, net, and finance lease liabilities are included in accrued expenses and other payables, current and non-current.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Operating leases (with an initial term of more than 12 months) are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities (current), and operating lease liabilities (non-current) in the consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company utilizes a market-based approach to estimate the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease prepayments, reduced by lease incentives and accrued rent. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

The Company has lease agreements with lease and non-lease components. The Company has elected to account for lease and non-lease components as a single lease component for data center leases only. In addition, leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. Certain lease agreements contain rent holidays and escalating rent are considered when determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease incentives.